PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash used in operating activities	₽ 1,922	₽ (2,064)	₽ 230
Net cash used in investing activities	(136)	(1,817)	(109)
Net cash generated from financing activities	(42)	5,754	182
Net increase in cash and cash equivalents	1,744	1,873	303
Cash and cash equivalents at the beginning of the year	2,419	449	148
Effect of exchange rate fluctuations on cash held	(65)	111	(2)
(Reversal of impairment) / impairment charge on cash and cash equivalents	12	(14)
Cash and cash equivalents at the end of the year	4,110	2,419	449
Parent company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash used in operating activities	(130)	(2,431)	(1)
Net cash used in investing activities	(1,062)	(2,615)	(558)
Net cash generated from financing activities		6,519
Net increase in cash and cash equivalents	(1,192)	1,473	(559)
Cash and cash equivalents at the beginning of the year	1,575	2	561
Effect of exchange rate fluctuations on cash held	285	114
(Reversal of impairment) / impairment charge on cash and cash equivalents	12	(14)
Cash and cash equivalents at the end of the year	₽ 680	₽ 1,575	₽ 2